SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 29, 2018
SUPPLEMENTAL FINANCIAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION

Inventories

        Net inventories at year-end were as follows:

(In millions)	2018	2017
Raw materials	$236.2	$214.6

Work-in-progress	196.7	179.8
Finished goods	218.5	215.2

Inventories, net	$651.4	$609.6

Property, Plant and Equipment

        Major classes of property, plant and equipment, stated at cost, at year-end were as follows:

(In millions)	2018	2017

Land	$28.0	$31.1
Buildings and improvements	643.1	638.9
Machinery and equipment	2,231.1	2,188.2
Construction-in-progress	151.5	142.7

Property, plant and equipment	3,053.7	3,000.9
Accumulated depreciation	(1,916.3)	(1,903.0)

Property, plant and equipment, net	$1,137.4	$1,097.9

Software

        Capitalized software costs at year-end were as follows:

(In millions)	2018	2017

Cost	$452.4	$428.9
Accumulated amortization	(316.9)	(301.8)

Software, net	$135.5	$127.1

        Software amortization expense was $20.2 million in 2018, $29.3 million in 2017, and $37.9 million in 2016.

Equity Method Investment

        In October 2016, we acquired a 22.6% interest in PragmatIC Printing Limited ("PragmatIC"), a company that develops flexible electronics technology. PragmatIC's primary assets are intangible assets related to its technology. We used the equity method to account for this investment. The carrying value of this investment was $6.7 million and $9.1 million as of December 29, 2018 and December 30, 2017, respectively, and was included in "Other assets" in the Consolidated Balance Sheets.

Research and Development

        Research and development expense, which is included in "Marketing, general and administrative expense" in the Consolidated Statements of Income, was as follows:

(In millions)	2018	2017	2016

Research and development expense	$98.2	$93.4	$89.7

Supplemental Cash Flow Information

        Cash paid for interest and income taxes was as follows:

(In millions)	2018	2017	2016

Interest	$54.9	$57.7	$58.9
Income taxes, net of refunds	153.5	125.6	106.1

Foreign Currency Effects

        Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $13.4 million, $4.1 million, and $1.6 million in 2018, 2017, and 2016, respectively.

Deferred Revenue

        Deferred revenue primarily relates to constrained variable consideration on supply agreements for sales of products, as well as to payments received in advance of performance under a contract. Deferred revenue is recognized as revenue as or when we perform under a contract.

        The following table shows the amounts and balance sheet locations of deferred revenue as of December 29, 2018 and December 30, 2017:

(In millions)	December 29, 2018	December 30, 2017

Other current liabilities	$11.5	$15.3
Long-term retirement benefits and other liabilities	.3	.4

Total deferred revenue	$11.8	$15.7

        Revenue recognized from amounts included in deferred revenue as of December 30, 2017 was $12.2 million in 2018, which was included in "Net sales" in the Consolidated Statements of Income.